Small Cap Growth Stock Portfolio Investment Risks - Small Cap Growth Stock Portfolio	Dec. 31, 2025
Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Active Management Risk – The adviser’s investment strategies and techniques may not perform as expected which could cause the Portfolio to underperform other mutual funds or lose money. The value of securities identified using quantitative analysis can react differently to issuer, political, market and economic developments from the market as a whole or securities identified using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value.
ADR Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•ADR Risk – ADRs are receipts representing ownership of shares of a foreign issuer held by a U.S. bank or similar financial institution that entitle the holder to dividends and capital gains on the underlying foreign shares. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. They are subject to many of the risks associated with direct investments in foreign securities, such as currency risk, political and economic risk and market risk, because their values depend on the performance of the non-dollar denominated underlying foreign securities. The Portfolio is also subject to fees and the credit risk of the financial institution holding the ADRs. ADRs may be “sponsored,” meaning that they are implemented by a financial institution in collaboration with the issuing foreign company, or “unsponsored,” meaning that the financial institution created the instrument without the sponsorship or direct involvement of the foreign company. Differing registration requirements apply to each type of ADR. ADRs may transact on exchanges or on over-the-counter markets (“OTC”). Conducting transactions in OTC markets may result in higher costs, a lack of pricing transparency and lower liquidity when compared with exchange-based transactions. Risks associated with different ADR types will vary, based upon differences in registration, reporting and disclosure requirements that apply to such ADRs and the characteristics of the market in which transactions for the particular ADR are conducted.
Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Equity Securities Risk – The value of equity securities, such as common stocks, could decline if the financial condition of the companies the Portfolio is invested in declines or if overall market and economic conditions deteriorate. Equity securities generally have greater price volatility than fixed income securities.
Exchange Traded Funds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Exchange Traded Funds Risk – Investing in exchange traded funds (ETFs) may expose the Portfolio to greater risk of loss and price fluctuation than investing directly in a comparable portfolio of stocks comprising the index due to lack of liquidity, the additional expense incurred as a shareholder in another investment company, and tracking error. ETFs are also subject to the risk that their market prices may trade at a premium or discount to their net asset value, which means the Portfolio will overpay for an ETF’s assets if it is trading at a premium and will get less than the value of the ETF’s assets when selling if it is trading at a discount. An active market for an ETF may not be developed or maintained. Trading of an ETF’s shares may be halted by the exchange, in which case the Portfolio would be unable to sell its ETF shares unless and until trading is resumed. To the extent that authorized participants do not place sufficient creation and redemption orders, an ETF's shares may trade at a premium or discount or may face a trading halt or delisting.
Foreign Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Foreign Investing Risk – Investing in foreign securities may subject the Portfolio to more rapid and extreme changes in value or more losses than a fund that invests exclusively in U.S. securities. This risk is due to potentially smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, political and economic conditions, or diplomatic developments. Foreign securities may be adversely affected by decreases in foreign currency values relative to the U.S. dollar and may be less liquid, more volatile, and harder to value than U.S. securities. The Portfolio’s investments in emerging markets heighten these risks due to a lack of established legal, political, business and social frameworks to support securities markets.
Investment Style Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Investment Style Risk – A portfolio managed using a growth style of investing, such as the Portfolio, may underperform when the market does not favor the particular style used by the Portfolio. Different investment styles tend to shift in and out of favor, depending on market conditions and investor sentiment.
Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Liquidity Risk – Markets for small and micro cap stocks and foreign securities, in particular emerging markets securities, may be less liquid than markets for larger cap stocks and domestic securities, and therefore may be difficult to purchase or sell at an advantageous time or price, if at all. These risks may be magnified during periods of economic turmoil or in an extended economic downturn.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Market Risk – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably. The value of a security may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Global economies and financial markets are increasingly interconnected, which magnifies the potential that conditions in one country or region might adversely impact issuers in, or foreign exchange rates with, a different country or region. Geopolitical and other events, including war, terrorism, economic uncertainty, trade disputes, tariffs, public health crises (such as epidemics and pandemics), and related events have led, and in the future may lead, to increased market volatility, which may disrupt U.S. and world economies and markets and may have significant adverse direct or indirect effects on the Portfolio and its investments.
Micro Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Micro Cap Company Risk – Investing in micro cap stocks may cause the Portfolio to experience more rapid and extreme changes in value than a fund that invests solely in small, mid and large cap stocks due to a more limited track record, narrower product markets, more limited resources, higher risk of failure, and less liquid trading markets.
REITs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•REITs Risk – Investments in REITs are subject to the types of risks associated with investing in the real estate industry, including, among other risks: adverse developments affecting the real estate industry; declines in real property values; changes in interest rates; defaults by mortgagors or other borrowers and tenants; lack of availability of mortgage funds or financing; extended vacancies of properties, especially during economic downturns; casualty or condemnation losses; property taxes and operating losses; and governmental actions, such as changes to tax laws, zoning regulations or environmental regulations. REITs are dependent upon the quality of their management, may have limited financial resources and heavy cash flow dependency, may not be diversified geographically or by property type, and may be subject to self-liquidation.
Sector Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Sector Focus Risk – To the extent the Portfolio invests a relatively high percentage of its assets in a particular sector, it will have greater exposure to the risks associated with that sector, including the risk that the securities of companies within the sector will underperform due to adverse economic conditions, regulatory or legislative changes, or increased competition affecting the sector. To the extent the Portfolio is underweight in other sectors, the Portfolio risks missing out on advances in those sectors. Healthcare Sector Risk – The profitability of healthcare companies may be affected by government regulation, the ability to obtain reimbursement from the government for medical expenses, the cost of medical products and services, pricing pressure from competitors, industry innovation, changes in technologies and other related market developments. Healthcare companies may also be impacted by a long and costly regulatory approval process for new healthcare products, and product liability or other similar litigation.
Small Cap Company Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Small Cap Company Risk – Investing in small cap stocks may cause greater risk of loss and price fluctuation than investing in stocks of larger cap companies due to a more limited track record, narrower product markets, more limited resources and less liquid trading markets. These stocks may be more volatile and more difficult to buy and sell than stocks with larger capitalizations.
Underlying Portfolio Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	•Underlying Portfolio Risk – The Portfolio may serve as an investment option, or “Underlying Portfolio,” for other portfolios of Northwestern Mutual Series Fund, Inc. that are managed as “fund of funds.” As a result, from time to time, the Portfolio may experience relatively large investments or redemptions from those other portfolios and could be required to invest cash or sell securities at a time when it is not advantageous to do so.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Portfolio shares will rise and fall in value and there is a risk you could lose money by investing in the Portfolio. There can be no assurance that the Portfolio will achieve its objective.